CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Metu Brands, Inc [Member]	Total
Balance at beginning at Sep. 30, 2013	$ 11	$ 1	$ 28,670,072	$ (30,550,258)		$ (1,880,174)
Balance at beginning (in shares) at Sep. 30, 2013	11,144	271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					$ (23,235)
Balance at ending at Sep. 30, 2014	$ 11	$ 1	54,582	(23,235)		31,359
Balance at ending (in shares) at Sep. 30, 2014	11,144	271
Balance at beginning at Sep. 30, 2013	$ 11	$ 1	28,670,072	(30,550,258)		(1,880,174)
Balance at beginning (in shares) at Sep. 30, 2013	11,144	271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fresh start adjustments			(30,495,734)	30,550,328		54,594
Reorganization adjustments			1,880,244			(1,880,244)
Net income				(70)		(70)
Balance at ending at Sep. 18, 2014	$ 11	$ 1	54,582			54,594
Balance at ending (in shares) at Sep. 18, 2014	11,144	271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				(23,235)		(23,235)
Balance at ending at Sep. 30, 2014	$ 11	$ 1	54,582	(23,235)		31,359
Balance at ending (in shares) at Sep. 30, 2014	11,144	271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued as compensation	$ 30,000					30,000
Stock issued as compensation (in shares)	30,000,000
Bankruptcy shares issued	$ 30,000		(30,000)
Bankruptcy shares issued (in shares)	30,000,000
Net income				(32,281)	(32,281)	(32,281)
Balance at ending at Sep. 30, 2015	$ 60,011	$ 1	$ 24,582	$ (55,516)	$ 633,357	633,357
Balance at ending (in shares) at Sep. 30, 2015	60,011,144	271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(353,605)
Balance at ending at Jun. 30, 2016						$ 1,527,273